Leases - Components of operating lease expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2024	Jan. 31, 2023	Jan. 31, 2022
Leases
Operating lease cost	$ 4,169	$ 4,182	$ 4,466
Short-term lease cost	597	636	432
Total operating lease cost	4,766	4,818	4,898
Operating cash outflows from operating leases included in measurement of lease liabilities	3,996	4,240	4,857
New ROU assets obtained in exchange for lease obligations	$ 4,239	$ 864	$ 2,548
Weighted average remaining lease term (years)	3 years	2 years 7 months 6 days
Weighted average discount rate (%)	4.10%	2.40%